Long Term Debt - Senior Notes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended										1 Months Ended	12 Months Ended							12 Months Ended			1 Months Ended			12 Months Ended									1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 9.875% Senior Notes due 2020	Dec. 31, 2011 9.875% Senior Notes due 2020	Sep. 16, 2010 9.875% Senior Notes due 2020 Senior Notes	Dec. 31, 2012 9.875% Senior Notes due 2020 Senior Notes	Dec. 31, 2011 9.875% Senior Notes due 2020 Senior Notes	Dec. 31, 2010 9.875% Senior Notes due 2020 Senior Notes	Dec. 31, 2012 9.875% Senior Notes due 2020 Senior Notes Beginning in 2015	Dec. 31, 2012 9.875% Senior Notes due 2020 Senior Notes Beginning in 2016	Dec. 31, 2012 9.875% Senior Notes due 2020 Senior Notes Beginning in 2017	Dec. 31, 2012 9.875% Senior Notes due 2020 Senior Notes Beginning in 2018	Dec. 31, 2012 9.875% Senior Notes due 2020 Senior Notes Prior to October 1, 2013	Dec. 31, 2012 8.25% Senior Notes Due 2021	Dec. 31, 2011 8.25% Senior Notes Due 2021	Feb. 22, 2011 8.25% Senior Notes Due 2021 Senior Notes	Dec. 31, 2012 8.25% Senior Notes Due 2021 Senior Notes	Dec. 31, 2011 8.25% Senior Notes Due 2021 Senior Notes	Dec. 31, 2012 8.25% Senior Notes Due 2021 Senior Notes Beginning in 2016	Dec. 31, 2012 8.25% Senior Notes Due 2021 Senior Notes Beginning in 2017	Dec. 31, 2012 8.25% Senior Notes Due 2021 Senior Notes Beginning in 2018	Dec. 31, 2012 8.25% Senior Notes Due 2021 Senior Notes Beginning in 2019	Dec. 31, 2012 8.25% Senior Notes Due 2021 Senior Notes Prior to March 1, 2014	Dec. 31, 2012 8.875% Senior Notes Due 2017 Senior Notes	Dec. 31, 2012 7.625% Senior Notes due 2022	Dec. 31, 2011 7.625% Senior Notes due 2022	Nov. 15, 2012 7.625% Senior Notes due 2022 Senior Notes	Sep. 28, 2012 7.625% Senior Notes due 2022 Senior Notes	May 02, 2012 7.625% Senior Notes due 2022 Senior Notes	Dec. 31, 2012 7.625% Senior Notes due 2022 Senior Notes	Dec. 31, 2012 7.625% Senior Notes due 2022 Senior Notes November 15, 2012 Add-on Notes	Dec. 31, 2012 7.625% Senior Notes due 2022 Senior Notes Beginning in 2017	Dec. 31, 2012 7.625% Senior Notes due 2022 Senior Notes Beginning in 2018	Dec. 31, 2012 7.625% Senior Notes due 2022 Senior Notes Beginning in 2019	Dec. 31, 2012 7.625% Senior Notes due 2022 Senior Notes Beginning in 2020	Dec. 31, 2012 7.625% Senior Notes due 2022 Senior Notes Prior to May 15, 2015	Dec. 31, 2012 8.875% Senior Notes due 2017	Dec. 31, 2011 8.875% Senior Notes due 2017	Jan. 18, 2007 8.875% Senior Notes due 2017 Senior Notes	Dec. 31, 2012 8.875% Senior Notes due 2017 Senior Notes	Dec. 31, 2011 8.875% Senior Notes due 2017 Senior Notes	Dec. 31, 2010 8.875% Senior Notes due 2017 Senior Notes	Dec. 31, 2011 8.5% Senior Notes Due 2015 Senior Notes
Debt Instrument [Line Items]
Senior notes						$ 300,000											$ 400,000													$ 400,000										$ 325,000
Senior Notes, stated interest rate				9.875%	9.875%	9.875%									8.25%	8.25%	8.25%									7.625%				7.625%	7.625%							8.875%	8.875%	8.875%
Senior notes, maturity date						Oct. 01, 2020											Sep. 01, 2021													Nov. 15, 2022	Nov. 15, 2022									Feb. 01, 2017
Senior notes, interest payment frequency						Semi-annually											Semi-annually													Semi-annually										Semi-annually
Senior Notes, redemption price										104.938%	103.292%	101.646%	100.00%							104.125%	102.75%	101.375%	100.00%										103.813%	102.542%	101.271%	100.00%
Senior Notes, percentage redeemable with proceeds of equity offering														35.00%										35.00%													35.00%
Senior Notes, redemption price with proceeds of equity offering														109.875%										108.25%													107.625%
Amount of debt exchanged																													400,000
Additional amount borrowed																												150,000
Days from closing to Target Registration Date																														270 days
Liquidated damages, percentage per annum, first 90 days after Target Registration Date																															0.25%
Days to liquidated damages rate increase																															90 days
Increase in liquidated damages rate for each 90-day period after Target Registration Date																															0.25%
Liquidated damages, maximum percentage per annum																															1.00%
Debt issuance costs							6,796											8,785													8,778	3,485									7,316
Note issued, Premium recorded																										6,631	0					6,750
Amortization of debt premium																															119
Amortization of debt issuance costs							459	409	112									579	456												419										237	669	609
Unamortized debt issuance costs							5,816	6,275										7,750	8,329												11,844										0	4,552
Loss on extinguishment of debt	(21,714)	(20,592)	(2,241)																						(21,714)																			(20,592)
Payments of debt extinguishment cost	15,827	15,101																							15,827																			15,101
Write off of deferred financing costs and unaccreted discount																									5,887																			5,491
Senior notes, issue price						97.672%																																		99.178%
Discount at issuance							6,984																																		2,671
Accretion of debt discount							$ 472	$ 424	$ 119																																$ 86	$ 243	$ 222
Senior Notes, redemption price in the event of a change of control	101.00%